Other assets:	12 Months Ended
Mar. 31, 2011
Other assets:

8. Other assets:

“Other assets” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Deposits	¥79,151	¥59,615
Deferred customer activation costs	71,085	72,214
Installment receivables for handsets (Non-current).	85,753	75,391
Allowance for doubtful accounts	(4,047)	(1,118)
Long-term bailment for consumption to a related party	—	20,000
Other	25,969	23,817

Total	¥257,911	¥249,919

Information regarding “Long-term bailment for consumption to a related party” is disclosed in Note 13.